Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000212830
Account Value [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
Account Value	$ 10,000	$ 18,495	$ 16,727	$ 16,982	$ 18,362	$ 15,419	$ 12,061	$ 11,824	$ 11,366	$ 10,486	$ 9,978
C000212831
Account Value [Line Items]
Line Graph and Table Measure Name	Hundredfold Select Alternative Fund
Account Value	$ 1,000,000	2,025,771	1,815,867	1,826,695	1,956,558	1,628,011	1,261,651	1,225,500	1,167,838	1,067,656	1,006,542
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,155
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,000,000	1,176,539	1,096,533	1,109,775	1,254,207	1,255,263	1,178,947	1,070,091	1,081,437	1,076,142	1,015,549
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,000,000	$ 3,388,219	$ 2,665,049	$ 2,298,555	$ 2,589,268	$ 1,974,044	$ 1,618,908	$ 1,572,953	$ 1,314,502	$ 1,130,909	$ 1,004,779